Derivative financial instruments and Short positions (Tables)	12 Months Ended
Dec. 31, 2017
Derivative financial instruments and Short positions (Tables) [Abstract]
Portfolio Summary of Trading Derivative and Used as Hedge

Portfolio Summary of Trading Derivative and Used as Hedge

	2016	2015	2014

Assets
Swap Differentials Receivable	15,781,207	15,321,646	22,312,106
Option Premiums to Exercise	553,217	935,520	895,684
Forward Contracts and Others	928,464	8,445,807	3,042,572
Total	17,262,888	24,702,973	26,250,362

Liabilities
Swap Differentials Payable	14,643,016	12,267,819	20,154,760
Option Premiums Launched	385,183	1,166,002	827,757
Forward Contracts and Others	1,649,287	6,802,794	3,734,442
Total	16,677,486	20,236,615	24,716,959

Summary by Category
Summary by Category

Trading	2017		2016		2015

	Notional	Fair Value	Notional	Fair Value	Notional	Fair Value
"Swap"		1,108,760		3,142,125		3,221,966
Assets	202,081,214	57,294,179	196,887,188	24,311,485	315,466,085	38,512,406
CDI (Interbank Deposit Rates)	33,289,522	22,409,496	44,868,680	22,759,822	38,808,344	9,081,792
Fixed Interest Rate - Real	95,700,715	-	126,300,261	-	200,528,046	-
Indexed to Price and Interest Rates	5,592,892	-	9,225,789	-	15,491,509	6,421,310
Foreign Currency	67,493,635	34,884,683	16,492,458	1,551,663	60,626,540	23,009,304
Others	4,450	-	-	-	11,646	-
Liabilities	199,709,355	(56,185,419)	184,350,947	(21,169,360)	295,696,266	(35,290,440)
CDI (Interbank Deposit Rates)	16,664,176	-	23,178,722	-	32,000,584	-
Fixed Interest Rate - Real	114,055,076	(21,687,884)	133,185,717	(17,414,147)	218,588,847	(35,280,694)
Indexed to Price and Interest Rates	40,146,968	(34,107,210)	12,767,212	(3,518,297)	6,930,103	-
Foreign Currency	28,420,467	-	15,049,776	(38,836)	38,176,732	(9,746)
Others	422,668	(390,325)	169,520	(198,080)	-	-
Options	190,061,609	168,034	175,841,405	(230,482)	91,877,351	67,927
Purchased Position	87,503,833	553,217	83,883,966	935,520	46,024,648	895,684
Call Option - US Dollar	9,369,821	169,542	12,693,748	181,463	5,018,652	665,655
Put Option - US Dollar	5,130,392	42,389	3,788,161	392,048	2,735,625	31,520
Call Option - Other	1,953,481	59,220	20,115,932	62,517	14,106,701	113,809
Interbank Market	1,185,310	389	17,391,500	7,062	13,114,822	93,435
Others (1)	768,171	58,831	2,724,432	55,455	991,879	20,374
Put Option - Other	71,050,139	282,066	47,286,125	299,492	24,163,670	84,700
Interbank Market	70,295,282	257,943	46,106,600	18,029	23,350,994	4,558
Others (1)	754,857	24,123	1,179,525	281,463	812,676	80,142
Sold Position	102,557,776	(385,183)	91,957,439	(1,166,002)	45,852,703	(827,757)
Call Option - US Dollar	5,595,163	(117,059)	4,314,988	(141,172)	3,331,244	(596,729)
Put Option - US Dollar	5,919,598	(77,145)	7,390,733	(952,407)	4,402,202	(73,815)
Call Option - Other	19,880,180	(35,961)	30,441,646	(46,940)	14,567,407	(122,683)
Interbank Market	19,151,110	(515)	27,597,764	(4,087)	13,730,262	(112,707)
Others (1)	729,070	(35,446)	2,843,882	(42,853)	837,145	(9,976)
Put Option - Other	71,162,835	(155,018)	49,810,072	(25,483)	23,551,850	(34,530)
Interbank Market	70,494,622	(126,743)	49,245,495	(5,793)	23,218,228	(1,615)
Others (1)	668,213	(28,275)	564,577	(19,690)	333,622	(32,915)

Futures Contracts	161,725,596	-	104,651,180	-	184,191,204	-
Purchased Position	54,806,022	-	40,396,456	-	41,186,341	-
Exchange Coupon (DDI)	9,616,936	-	14,473,180	-	4,274,352	-
Interest Rates (DI1 and DIA)	26,456,303	-	23,756,523	-	22,760,484	-
Foreign Currency	16,733,437	-	1,393,538	-	11,710,934	-
Indexes (2)	1,780,311	-	195,160	-	577,149	-
Others	219,035	-	578,055	-	1,863,422	-
Sold Position	106,919,574	-	64,254,724	-	143,004,863	-
Exchange Coupon (DDI)	55,016,928	-	15,048,490	-	58,499,504	-
Interest Rates (DI1 and DIA)	51,135,994	-	29,047,678	-	20,836,314	-
Foreign Currency	745,849	-	17,384,256	-	35,463,589	-
Indexes (2)	20,803	-	185,506	-	500,993	-
Treasury Bonds/Notes	-	-	2,588,794	-	49,163	-
Others	-	-	-	-	27,655,300	-
Forward Contracts and Others	47,823,561	(720,823)	50,853,154	1,643,013	51,051,014	(691,870)
Purchased Commitment	23,506,096	647,376	20,864,170	3,386,347	21,570,405	3,028,038
Currencies	21,525,220	618,007	19,951,984	3,391,275	21,570,405	2,690,632
Others	1,980,876	29,369	912,186	(4,928)	-	337,406
Sold Commitment	24,317,465	(1,368,199)	29,988,984	(1,743,334)	29,480,609	(3,719,908)
Currencies	22,096,104	(1,364,617)	29,911,406	(1,826,965)	29,140,219	(3,382,384)
Others	2,221,361	(3,582)	77,578	83,631	340,390	(337,524)

(1) Includes index options, mainly, options involving DI and CDI and shares.

(2) Includes Bovespa index and S&P.

Derivatives Financial Instruments by Counterparty

a.2) Derivatives Financial Instruments by Counterparty

Notional					2017
			Related	Financial
		Customers	Parties	Institutions (1)	Total
"Swap"		32,912,721	19,599,395	149,569,098	202,081,214
Options		11,263,513	1,240,309	177,557,787	190,061,609
Futures Contracts		-	-	161,725,596	161,725,596
Forward Contracts and Others		25,470,287	18,816,991	3,536,283	47,823,561

(1) Includes trades with B3 S.A. (Current Company Name of BM&FBovespa) and other securities and commodities exchanges.

Notional				2016	2015
		Related	Financial
	Customers	Parties	Institutions (1)	Total	Total
"Swap"	43,082,605	15,910,871	137,893,712	196,887,188	315,466,085
Options	5,916,105	839,182	169,086,118	175,841,405	91,877,351
Futures Contracts	-	-	104,651,180	104,651,180	184,191,204
Forward Contracts and Others	29,044,676	17,563,319	4,245,159	50,853,154	51,051,014

(1) Includes trades with B3 S.A. (Current Company Name of BM&FBovespa) and other securities and commodities exchanges.

Derivatives Financial Instruments by Maturity

a.3) Derivatives Financial Instruments by Maturity

Notional					2017
		Up to	From 3 to	Over
		3 Months	12 Months	12 Months	Total
"Swap"		20,705,247	51,021,102	130,354,865	202,081,214
Options		46,139,545	89,403,700	54,518,364	190,061,609
Futures Contracts		65,489,476	55,490,159	40,745,961	161,725,596
Forward Contracts and Others		25,015,557	14,250,495	8,557,509	47,823,561

Notional				2016	2015
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total	Total
"Swap"	17,499,576	26,810,380	152,577,232	196,887,188	315,466,085
Options	10,785,982	10,624,762	154,430,661	175,841,405	91,877,351
Futures Contracts	66,298,799	16,041,642	22,310,739	104,651,180	184,191,204
Forward Contracts and Others	28,235,186	17,826,727	4,791,241	50,853,154	51,051,014

Derivatives by Market Trading

a.4) Derivatives by Market Trading

Notional			Stock Exchange (1)	Over the Counter	2017
					Total
"Swap"			67,112,505	134,968,709	202,081,214
Options			172,144,700	17,916,909	190,061,609
Futures Contracts			161,725,596	-	161,725,596
Forward Contracts and Others			395,212	47,428,349	47,823,561
(1) Includes trades with B3 S.A. (Current Company Name of BM&FBovespa) and with Cetip, derived from its incorporation by B3.

Notional	Stock Exchange (1)		Over the Counter	2016	2015
		Cetip (2)		Total	Total
"Swap"	133,759,441	61,856,098	1,271,649	196,887,188	315,466,085
Options	166,899,868	8,234,147	707,390	175,841,405	91,877,351
Futures Contracts	104,651,180	-	-	104,651,180	184,191,204
Forward Contracts and Others	-	35,427,573	15,425,581	50,853,154	51,051,014

(1) Includes trades with B3 S.A. (Current Company Name of BM&FBovespa) and with Cetip, derived from its incorporation by B3.

(2) Includes amounts traded on other clearing houses.

Attributable to the type of risk being hedged

The linear regression model of the daily results and coefficient of determination for both tests (prospective and regressive) was used to evaluate the effectiveness and to measure the ineffectiveness of the Government Securities Bonds (LTN / NTN-F), demonstrating that the hedge remains effective.

	2017		2016		2015
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Fair Value Hedge
Debentures	-	-	-	-	10,502	-
Brazilian Treasury Bonds (LTN, NTN-F)	(388,446)	-	-	-	-	-
Eurobonds	-	-	13,163	-	2,051	-
Bonds (LEA)	(1,200)	-	-	-	-	-
NCE	-	-	-	-	53,131	-
Resolution 2770	304	-	-	-	35,338	-
Trade Finance Off	(57,386)	-	20,471	-	11,046	-
Total	(446,728)	-	33,634	-	112,068	-

Hedge Instruments

	2017		2016		2015
	Adjustment		Adjustment		Adjustment
	to Market	Fair Value	to Market	Fair Value	to Market	Fair Value
Hedge Instruments
Swap Contracts	(95,672)	(130,683)	(26,703)	(136,467)	(66,990)	86,822
Assets	12,954	3,005,666	11,486	1,046,012	57,829	7,130,753
CDI (Interbank Deposit Rates) (5)	(357)	1,818,366	-	-	4,376	1,783,075
Fixed Interest Rate - Real	-	-	-	-	27,184	3,549,659
Indexed to Foreign Currency - Pre Dollar (1)	320	8,742	1,103	17,678	790	94,472
Indexed to Foreign Currency - USD/BRL - Dollar (2)(3) (4)	(23,585)	691,872	(8,957)	744,260	(10,904)	665,025
Indexed to Foreign Currency - Libor - Dollar	-	-	-	-	1,962	612,623
Indexed to Foreign Currency - Swiss Franc	-	-	-	-	-	-
Indexed to Foreign Currency - Euro (6)(7)	36,576	486,686	19,340	284,074	34,347	390,156
Indexed to Foreign Currency - Pre YEN	-	-	-	-	74	35,743
Liabilities	(108,626)	(3,136,349)	(38,189)	(1,182,479)	(124,819)	(7,043,931)
Indexed to Foreign Currency - US Dollar (6)	(20,109)	(261,915)	(14,958)	(323,197)	(55,892)	(1,082,503)
Indexed Indices of Prices and Interest	-	-	-	-	(30,982)	(831,156)
Indexed to Foreign Currency - Pre Dollar (5)	(16,303)	(225,857)	(1,103)	(17,676)	-	-
CDI (Interbank Deposit Rates) (1)(2)	(21,380)	(474,398)	(18,395)	(804,059)	(12,298)	(3,279,438)
Indexed to Foreign Currency - Libor - US Dollar	-	-	-	-	(61)	(41,513)
Fixed Interest Rate - Real (3) (8)	22	(1,640,708)	(3,733)	(37,547)	(25,586)	(1,809,321)
Indexed to Foreign Currency - Colombian Peso (7)	(13,863)	(219,392)	-	-	-	-
Indexed to Foreign Currency - Pre Euro (4)	(36,993)	(314,079)	-	-	-	-
Object of Hedge
Assets	77,623	3,126,828	23,165	693,132	110,003	3,103,783
Loans and Receivables	79,496	1,382,326	23,165	693,132	94,104	2,218,727
Indexed to Foreign Currency - US Dollar (6)	4,319	288,420	4,809	323,780	42,348	1,295,383
Indexed to Foreign Currency - Pre Dollar (5)	16,416	224,943	-	-	-	-
Indexed Indices of Prices and Interest (2)	-	-	-	-	52,984	916,765
CDI (Interbank Deposit Rates)	16,401	352,071	13,253	331,805	-	-
Fixed Interest Rate - Real (3)	3,900	21,077	5,103	37,547	(1,228)	6,579
Indexed to Foreign Currency - Colombian Peso (7)	(2,898)	173,990	-	-	-	-
Indexed to Foreign Currency - Pre Euro (4)	41,358	321,825	-	-	-	-
Debt instruments	(1,873)	1,744,502	-	-	15,899	885,056
CDI (Interbank Deposit Rates) (1)(2)	354	119,892	-	-	10,578	503,415
Fixed Interest Rate - Real (3)	91	6,082	-	-	5,321	381,641
National Treasury Notes - NTN F (9)	(2,318)	1,618,529	-	-	-	-
Liabilities	-	-	12,830	(803,929)	(8,383)	(3,520,951)
Foreign Borrowings	-	-	12,830	(803,929)	(8,342)	(3,485,167)
Indexed to Foreign Currency - US Dollar (2)	-	-	12,830	(803,929)	(8,342)	(3,485,167)
Marketable debt securities	-	-	-	-	(41)	(35,784)
Eurobonds	-	-	-	-	(41)	(35,784)

Hedge Instruments - Reference Value

12/31/2017
Hedge Instruments	Reference Value
Swap Contracts (8)	22,206,615
Interest Rate (DI1 and DIA)	22,206,615

Object of Hedge

		12/31/2017
	Adjustment
Object of Hedge	to Market	Fair Value
Assets	364,434	24,779,831
Securities - Available for Sale
Government Securities (8)	364,434	24,779,831
National Treasury Bills - LTN	219,611	13,893,932
National Treasury Notes - NTN F	144,823	10,885,899

(1) Passive instruments whose hedged items are securities represented by promissory notes indexed in Certificates of Interbank Deposits (CDI) with market value of R$109,538 (12/31/2016 - R$108,845).

(2) These are passive instruments whose hedge items are credit operations and securities represented by promissory notes indexed in interbank deposit certificates (CDI), with market value of credit operations of R$352,071 and promissory notes of R$10,354 (12/31/2016 - R$108,844 and 12/31/2015 - 381,641) and on December 31, 2017 assets instruments whose hedged items are foreign currency indexed bonds denominated in foreign currency - US dollar in the market value of R$803,929 (12/31/2016 - 803,929).

(3) These are passive instruments whose hedged items are securities and securities represented by promissory notes indexed to Real interest rates with market value of R$6,082 (12/31/2016 - R$37,547 and 12/31/2015 - R$6,579) and credit operations in the amount of R$21,077.

(4) These are passive instruments whose hedged items are credit operations indexed in foreign currency - euro at the market value of R$321,825.

(5) These are passive instruments whose hedged items are credit operations indexed in foreign currency - US dollar in the market value of R$224,943.

(6) These are passive instruments whose hedge items are credit operations indexed in foreign currency - US dollar with a market value of R$288,420 (12/31/2016 - R$323,782).

(7) These are passive instruments whose hedged items are credit operations indexed in foreign currency - Colombian peso with market value of R$173,990.

(8) Tthese are obligations over instruments whose hedged items are pre-fixed government securities with a market value e of R$1,618,529.

(9) Current value of the instruments as of December 31, 2017 is R22,206,615.

Hedge Structure - Cash Flow

In cash flow hedges, the effective portion of changes in the value of the hedge instruments is temporarily recognized in equity heading “Other comprehensive income - cash flow hedges” until the expected transactions occur, when this portion is then recognized in the consolidated income statement. However, if the expected transactions result in the recognition of non-financial assets or liabilities, this portfolio will be included in the cost of financial assets or liabilities. The non-effective portion of the change in the value of foreign exchange hedge derivatives is recognized directly in the consolidated income statement. The non-effective portion of gains and losses on cash flow hedge instruments in a foreign operation is recognized directly in “Gains (losses) with (net) financial assets and liabilities” in the consolidated income statement. In 2017 the Bank registered an income in the amount of R$ 9,266 referred to the non-effective portion, in 2016 and 2015 there were no non-effective portion identified.

	2017		2016		2015
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Cash Flow Hedge
Eurobonds	(25,576)	-	(20,535)	-	(29,750)	-
Trade Finance Off	(94,896)	9,266	-	-	-	-
Government Securities (LFT)	129,995	-	-	-	-	-
Loans and Receivables	-	-	174,956	-	(575,571)	-
Total	9,523	9,266	154,421	-	(605,321)	-

Hedge Instruments - Swap Contracts
	2017		2016		2015
	Adjustment		Adjustment		Adjustment
	to Fair Value	Fair Value	to Fair Value	Fair Value	to Fair Value	Fair Value
Hedge Instruments
Swap Contracts	(25,142)	160,114	(27,261)	48,169	(35,492)	(1,151,442)
Asset	97,846	2,361,070	137,664	1,952,189	151,793	7,931,100
Indexed to Foreign Currency - Swiss Franc	-	-	-	-	6,998	1,244,985
Indexed to Foreign Currency - Chile	-	-	-	-	1,622	302,907
Indexed in Reais (3)	-	-	-	-	(13,690)	3,733,095
Indexed to Foreign Currency - Pre Dollar	(42,149)	992,879	84,812	1,477,821	127,632	2,170,572
Indexed to Foreign Currency - Euro	134,435	1,223,004	52,852	474,368	29,231	479,541
Indexed to Foreign Currency - USD/BRL - Dollar	5,560	145,187	-	-	-	-
Liabilities	(122,988)	(2,200,956)	(164,925)	(1,904,020)	(187,285)	(9,082,542)
CDI (Interbank Deposit Rates)	(5,735)	(147,925)	(995)	(341,938)	-	-
Indexed to Foreign Currency - Pre Dollar	-	-	-	-	(17,767)	(6,598,073)
Indexed to Foreign Currency - Reais	-	-	(1,288)	(199,954)	-	(22,855)
Indexed to Foreign Currency - Pre Euro	13,639	(895,399)	(102,998)	(805,326)	(133,376)	(1,851,822)
Indexed to Foreign Currency - Dollar	(130,892)	(1,157,632)	(59,367)	(548,684)	(34,379)	(544,339)
Indexed to Foreign Currency - Reais	-	-	(277)	(8,118)	(1,763)	(65,453)

Hedge Instruments - Future Contracts

	2017	2016	2015
	Notional	Notional	Notional
Hedge Instruments
Future Contracts	54,995,334	80,149,530	72,798,063
Trade Finance Operations (6)	54,995,334	80,149,530	72,798,063
Foreign Currency - Dollar	3,362,582	450,571	2,651,572
Interest Rate (DI1 and DIA)	32,344,276	46,314,644	34,303,028
Interest Rate DDI1	19,288,476	33,384,315	35,843,463
Securities-available for sale	5,304,261	-	-
Government Securities (6)	5,304,261	-	-
Interest rate (DI1 and DIA)	5,304,261	-	-

Hedge Item - Cost

	2017	2016	2015
Hedge Item - Cost
Assets	25,697,291	27,858,923	37,251,860
Lending Operations - Financing and Export Credit and Imports	7,632,915	24,720,800	35,743,885
Loans and Receivables	10,989,230	496,874	641,421
Brazilian Foreign Debt Bonds	809,660	701,300	866,554
Available for sale - Promissory Notes - NP	1,194,266	1,939,949	-
Government Securities -LFT (6)	5,071,220	-	-
Liabilities	-	(1,332,972)	(1,995,118)
Foreign Borrowings	-	(1,332,972)	-
Eurobonds	-	-	(1,995,118)

(1) Operations due April 1, 2021 (12/31/2016 - operations due April 1, 2021 and 12/31/2015 - operations due March, 18, 2016 and April 1,2021), which hedge objects are securities operation represented by title Brazilian External Debt Bonds.

(2) Operation maturing on January 5 and  April 14, 2018, whose hedged items are securities represented by promissory notes.

(3) Operations maturing between January, 30 2018 and September 30, 2022 (12/31/2016 - operations maturing between January, 2017 to December, 2025 and 12/31/2015 - operations maturing between August 2016 and June 2021), which objects "hedge" contracts are loans from lending institutions.

(4) Operations with maturities between January 2018 and December 2020, whose hedge items are deposits with interbank deposit certificates (CDI), bills of exchange (LC) and financial letters (LF).

(5) Transactions with maturity between February, 2018 and November, 2026 (12/31/2016  - transactions with maturities between January, 2017 to January, 2018 and 12/31/2015 -  transactions with maturities between January, 2016 to December, 2024) and restated instrument value of R$16,811,747 (12/31/2016 - R$29,164,917 and 12/31/2015 - R$35,743,844) where operations are denominated futures in US dollars and futures in DI and IDD when used in conjunction with the foreign exchange coupon hedges the trade finance operations, whose hedge is Lending Operation - Financing and Credit to Export and Imports, lending operations, other credits, securities represented by promissory notes and foreign loan obligations.

(6) Operation maturingbetween March, 2021 and March, 2023 updated value of the instruments of R$5,304,261, whose object of "hedge" are Financial Treasury Bills - LFT, recorded in securities.

Composed of government securities

The margin used as guarantee of the transactions traded on the B3 S.A. with derivative financial instruments from own and third parties portfolios are composed by government securities.

	2017	2016	2015

Financial Treasury Bill - LFT	708,960	1,556,804	330,605
National Treasury Bill - LTN	4,371,286	4,636,644	8,757,097
National Treasury Notes - NTN	1,193,315	27,598	757,969
Total	6,273,561	6,221,046	9,845,671

b) Short positions